August 6, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497 (j)

Re: Dreyfus Institutional Preferred Money Market Funds
CIK No. 1038520
1940 Act File No. 811-8211
Registration Statement File No. 333-26513

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Fund’s Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on July 23, 2004.

Please address any comments or questions to the undersigned at (212) 922-6883.

Very truly yours,

/s/Kiesha Astwood
Kiesha Astwood
Cc:	J. Prusnofsky
Stoock & Stroock & Lavan
Ernst & Young